SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total Revenues	$ 8,797	$ 15,801	$ 18,037	$ 34,650	$ 52,015	$ 42,120
Revenue Benchmark | Revenue from Rights Concentration Risk
% of Total Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Cannabis Retail
Total Revenues	$ 8,415	$ 11,140	$ 16,885	$ 23,653	$ 39,937	$ 24,540
Cannabis Retail | Revenue Benchmark | Revenue from Rights Concentration Risk
% of Total Revenue	95.70%	70.50%	93.60%	68.30%	76.80%	58.30%
Cannabis Cultivation & Distribution
Total Revenues	$ 382	$ 4,661	$ 1,152	$ 10,997	$ 12,078	$ 17,580
Cannabis Cultivation & Distribution | Revenue Benchmark | Revenue from Rights Concentration Risk
% of Total Revenue	4.30%	29.50%	6.40%	31.70%	23.20%	41.70%